Non-current and current Borrowings	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Non-current and current Borrowings
(17)
Non-current
and current Borrowings

($ in millions)	As of Dec. 31, 2021	As of Dec. 31, 2020
Other non-current financial borrowings	1,540.9	1,422.4
Opco Notes	—	425.0
Holdco Notes	—	218.3

Non-current borrowings	1,540.9	2,065.7

Current portion of non-current financial borrowings	10.7	0.5

Current borrowings	10.7	0.5

Total borrowings	1,551.6	2,066.2

The following is a summary of the Company’s current and
non-current
borrowings:

($ in millions)	As of Dec. 31, 2021	As of Dec. 31, 2020
Senior Secured Credit Facilities:
Term Loans	1,556.3	1,438.5
6.25% Opco Notes	—	425.0
8.75%/9.50% Holdco Notes	—	219.0
Less – Deferred financing costs	(15.4)	(16.8)

Total non-current borrowings	1,540.9	2,065.7

Senior Secured Credit Facilities:
Term Loans	13.5	16.2
Short-term financing costs	(2.8)	(15.8)

Total current borrowings	10.7	0.5

Total borrowings	1,551.6	2,066.2

On Feb. 12, 2021, the IPO proceeds were used to repay borrowings (Opco Notes and Holdco Notes) in the amount of $643.0 million. For this purpose, the Group elected to draw down an additional $100.0 million from the existing revolving credit facility (“RCF”). Due to the repayment of the borrowings, an early repayment fee in the amount of $8.8 million was incurred. In total, the Group recorded expenses of $75.6 million during the period ended Dec. 31, 2021 in the consolidated statement of profit or loss, whereby only the early repayment fee was in cash. The expense of $75.6 million also includes the de-recognition
of capitalized financing costs and embedded derivatives connected with the borrowings. Please also refer to note
(22)
.
Effective on Mar. 18, 2021, the existing RCF was replaced by a new RCF which provides for revolving loans and letters of credit pursuant to commitments in an aggregate principal amount of $250.0 million until Mar. 2026. Borrowings under the RCF bear interest at a floating rate of 1.00% – 2.00% + IBOR* (floor 0.0%) per annum, depending on the net leverage ratio of the Group determined in accordance with the credit agreement. For undrawn amounts, a commitment fee of 0.25% – 0.375% per annum accrues, depending on the net leverage ratio of the Group determined in accordance with the credit agreement. As of Dec. 31, 2021 the Group had $232.5 million of available borrowings under its RCF due to the use of $17.5 million of Ancillary Facilities.
Effective o
n Mar. 18, 2021, the Group completed the early refinancing of its debt. The Term Loans
B-1
and
B-3
were replaced by a new senior secured term loan structure with a $1,350.0 million tranche (Term Loan
B-1:
“TL
B-1”)
and a €200.0 million tranche (Term Loan
B-2:
“TL
B-2”).
The terms and conditions of the Term Loans are as
follows:

Loan	Currency	Nominal interest rate p.a.	Maturity date	Repayment of principal	Payment of interest
TL B-1	USD	2.50% + IBOR* (0.5% floor)	Mar. 2028	0.25% of principal per quarter	end of interest period	*
TL B-2	EUR	2.75% + IBOR* (0.0% floor)	Mar. 2028	on maturity	end of interest period	*

*	The Group can elect interest periods of one, three or six months. Depending on the interest period chosen, the IBOR is amended to this term
Interest and repayments regarding the Term Loans are paid quarterly, whereas the full principal of TL
B-2
is due for repayment on maturity.
Due to the early refinancing of the Group’s debt, capitalized financing costs were de-recognized
through profit or loss. Please refer to note (22).
The term loans are collateralized by a material amount of assets of the Group and include covenants that define a maximum net leverage ratio. However, the net leverage ratio is only applicable when the amount drawn is higher than 40% of the total commitment. As of Dec. 31, 2021, no amounts have been drawn on the facility. Hence, the Group was in compliance with all financial covenants through the period to Dec. 31, 2021.
Changes in liabilities from financing activities
Changes in liabilities from financing activities are as follows:

($ in millions)	As of Jan. 1, 2021	Cash inflows	Cash outflows	Currency translation	Other non-cash changes	As of Dec. 31, 2021
Borrowings (current and non-current)	2,066.2	130.0	(685.7)	(13.6)	54.7	1,551.6
Other liabilities	17.5	0.7	—	(0.1)	(13.4)	4.7
Lease liabilities (current and non-current)	81.5	—	(15.3)	(5.3)	3.4	64.2

Total liabilities from financing activities	2,165.2	130.7	(701.0)	(19.0)	44.6	1,620.5

($ in millions)	As of Jan. 1, 2020	Cash inflows	Cash outflows	Currency translation	Other non-cash changes	As of Dec. 31, 2020
Borrowings (current and non-current)	2,115.6	175.1	(271.2)	30.4	16.2	2,066.2
Other liabilities	19.7	—	(10.6)	(0.1)	8.7	17.5
Lease liabilities (current and non-current)	75.1	—	(15.3)	6.0	15.7	81.5

Total liabilities from financing activities	2,210.4	175.1	(297.1)	36.3	40.6	2,165.2

Other liabilities refer to positions that are allocated to the cash flow used in financing activities, such as “current bank debt” (presented in “other current financial liabilities” on the consolidated statement of financial position). Please also refer to note (21) for more information on other current financial liabilities.
In 2021, other
non-cash
changes mainly relate to the
de-recognition
of capitalized financing costs in connection with the early repayment and refinancing of the Group’s debt as described above. In 2020, other non-cash
changes mainly relate to reclassifications between short and long-term liability positions as well as to the addition of new lease contracts. Please refer to note (9) for more information on the Group’s leases.